UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-04171

CREDIT SUISSE CASH RESERVE FUND, INC.
(Exact name of registrant as specified in charter)

c/o Credit Suisse Asset Management, LLC Eleven Madison Avenue New York, New York		10010
(Address of principal executive offices)		(Zip code)

J. Kevin Gao, Esq. Eleven Madison Avenue New York, New York 10010
(Name and address of agent for service)

Registrant’s telephone number, including area code:	(212) 325-2000

Date of fiscal year end:	December 31st

Date of reporting period:	January 1, 2009 to March 31, 2009

Item 1:   Schedule of Investments

Credit Suisse Cash Reserve Fund
Schedule of Investments
March 31, 2009 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

COMMERCIAL PAPER (7.6%)
Corporates (7.6%)
$15,000	Cafco LLC	(A-1, P-1)	04/07/09	0.400	$14,999,000
10,000	Falcon Asset Securitization Co. LLC	(A-1, P-1)	04/24/09	0.500	9,996,805
15,000	Old Line Funding LLC	(A-1+, P-1)	04/01/09	0.400	15,000,000
TOTAL COMMERCIAL PAPER (Cost $39,995,805)					39,995,805

CERTIFICATE OF DEPOSIT (2.6%)
Banks (2.6%)
13,400	Nordea Bank Finland NY# (Cost $13,398,508)	(AA-, Aa1)	04/09/09	0.521	13,398,508

CORPORATE OBLIGATIONS (12.9%)
Banks (3.1%)
9,400	JPMorgan Chase & Co., Series MTNC, Senior Unsecured Notes#	(A+, Aa3)	06/26/09	1.276	9,395,896
6,600	Westpac Banking Corp. NY, Series DPNT, Senior Unsecured Notes#	(AA, Aa1)	06/01/09	0.935	6,600,000
					15,995,896
Finance (3.8%)
10,000	American Express Credit Corp., Series MTNB, Senior Unsecured Notes#	(A, A1)	04/06/09	0.578	9,998,823
10,000	American Honda Finance Corp., Rule 144A, Series MTN#‡	(A+, A1)	08/26/09	1.400	10,000,000
					19,998,823
Insurance (6.0%)
11,600	Metropolitan Life Global Funding I, Rule 144A, Series MTN#‡	(AA-, Aa2)	06/12/09	1.706	11,600,000
10,000	Monumental Global Funding III, Rule 144A, Senior Unsecured Notes#‡^ *	(AA, A1)	08/17/09	1.638	10,000,000
10,000	New York Life Global Funding, Rule 144A, Series MTN, Senior Unsecured Notes‡# *	(AAA, Aaa)	09/04/09	1.366	10,000,000
					31,600,000
TOTAL CORPORATE OBLIGATIONS (Cost $67,594,719)					67,594,719

Number of Shares

INVESTMENT COMPANIES (56.2%)
35,000,000	Blackrock Liquidity Funds FedFund Portfolio	(AAA, Aaa)			35,000,000
35,000,000	Columbia Fund Series Trust - Columbia Government Reserves	(AAA, Aaa)			35,000,000
50,000,000	Dreyfus Government Cash Management	(AAA, Aaa)			50,000,000
35,000,000	Federated Government Obligations Fund	(AAA, Aaa)			35,000,000
35,000,000	Fidelity Institutional Government Portfolio	(AAA, Aaa)			35,000,000
35,000,000	Goldman Sachs Financial Square Funds - Government Fund	(AAA, Aaa)			35,000,000
35,000,000	JPMorgan US Government Money Market Fund	(AAA, Aaa)			35,000,000
35,000,000	Wells Fargo Advantage Government Money Market Fund	(AAA, Aaa)			35,000,000

TOTAL INVESTMENT COMPANIES (Cost $295,000,000)					295,000,000

Par (000)

REPURCHASE AGREEMENT (20.7%)
$108,716	Deutsche Bank Tri-Party Repo (Agreement dated 03/31/09, to be repurchased at $108,716,634, Collateralized by $107,954,000 U.S. Government Obligations, from 0.036% to 6.210% due 05/26/09 to 06/05/36. Market Value of collateral is $110,891,061) (Cost $108,716,000)	(AAA, Aaa)	04/01/09	0.210	108,716,000

TOTAL INVESTMENTS AT VALUE (100.0%) (Cost $524,705,032)					524,705,032

OTHER ASSETS IN EXCESS OF LIABILITIES (0.0%)					83,380

NET ASSETS (100.0%)					$524,788,412

Average Weighted Maturity - 8 days

INVESTMENT ABBREVIATIONS

DPNT = Deposit Note

MTN = Medium Term Note

MTNB = Medium Term Note, Series B

MTNC = Medium Term Note, Series C

†	Credit ratings given by the Standard & Poor’s Division of The McGraw-Hill Companies, Inc. (“S&P”) and Moody’s Investors Service, Inc. (“Moody’s”) are unaudited.
#	Variable rate obligations — The interest rate is the rate as of March 31, 2009.
^	Not readily marketable security; security is valued at fair value as determined in good faith by, or under the direction of, the Board of Directors.
‡

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.  At March 31, 2009, these securities amounted to a value of $41,600,000 or 7.9% of net assets.

*	Securities considered illiquid. The total value of such securities as of March 31, 2009 was $20,000,000 or 3.8% of net assets.

Security Valuation — The net asset value of the Fund is determined at 12:00 noon eastern time and at the close of regular trading on the New York Stock Exchange, Inc. (normally 4:00 pm eastern time) each day the Fund is open for business. The Fund’s investments are valued under the amortized cost method, which has been determined by the Fund’s Board of Directors to represent the fair value of the Fund’s investments. Amortized cost involves valuing a Fund’s holding initially at its cost and then assuming a constant amortization to maturity of any discount or premium. The amortized cost method ignores any impact of fluctuating interest rates. The Board of Directors has established procedures intended to stabilize the Fund’s net asset value for purposes of sales and redemptions at $1.00 per share. These procedures include review by the Board of Directors, at such intervals as it deems appropriate, to determine the extent, if any, to which the Fund’s net asset value per share calculated by using available market quotations deviates from $1.00 per share. In the event such deviation exceeds 1/2 of 1%, the Board of Directors will promptly consider what action, if any, should be initiated.

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2009 in valuing the Fund’s investments carried at value:

Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted Prices	$295,000,000	$—
Level 2 - Other Significant Observable Inputs	219,705,032	—
Level 3 - Significant Unobservable Inputs	10,000,000	—
Total	$524,705,032	$—

*Other financial instruments include futures, forwards and swap contracts.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders.  This information is also available on the Fund’s website at www.credit-suisse.com/us as well as on the website of the Securities and Exchange Commission at www.sec.gov.

Item 2:                  Controls and Procedures

(a)           As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)), were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities and Exchange Act of 1934.

(b)           There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:                  Exhibits

1.             The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CREDIT SUISSE CASH RESERVE FUND, INC.

/s/George R. Hornig
Name:	George R. Hornig
Title:	Chief Executive Officer
Date:	May 15, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/George R. Hornig
Name:	George R. Hornig
Title:	Chief Executive Officer
Date:	May 15, 2009

/s/Michael A. Pignataro
Name:	Michael A. Pignataro
Title:	Chief Financial Officer
Date:	May 15, 2009